Notes Payable (Details)											1 Months Ended									2 Months Ended	9 Months Ended		12 Months Ended				26 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 01, 2021 EUR (€)	Aug. 27, 2021 EUR (€)	Jun. 01, 2021 USD ($)	May 01, 2021 USD ($)	Jan. 10, 2021 EUR (€)	Nov. 30, 2020 USD ($)	Jun. 01, 2020 USD ($) shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Apr. 30, 2018 USD ($)	Nov. 23, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jan. 01, 2023 USD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 01, 2020 USD ($)	Nov. 01, 2020 EUR (€)	May 01, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jun. 01, 2019 USD ($)	Apr. 01, 2018 USD ($)
Debt Instrument [Line Items]
proceeds in exchange for issuance of Securities																						$ 28,420,000	$ 29,420,000		$ 26,800,000
Convertible Debt, Fair Value Disclosures																					$ 53,838,000		34,803,000
Interest rate per month					0.12%
Debt discount																					266,000		581,000		231,000
Prepaid Expense																					199,000		699,000		158,000
Long-Term Debt																							79,923,000
Warrants and Rights Outstanding																							48,504,000		35,750,000
Amortization of debt issuance costs																					599,000	179,000	978,000		116,000
Company's equity interests																					(511,657,000)		(401,221,000)		(277,505,000)
Gain on debt extinguishment																						7,017,000	7,017,000		464,000
Interest expenses																					7,903,000	2,388,000	7,370,000		1,558,000
Notes outstanding																					79,041,000		79,923,000		30,442,000
iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Interest rate per month																																								1.50%
Maximum increase in interest rate of the event																			8.00%
Debt Instrument, Term																			5 years
proceeds from sale of equity securities																			$ 50,000,000
Interest expense																					4,000	4,000
Notes outstanding																					0
iHeart Media Note Payable [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Notes issued																		$ 1,051,000
Debt Instrument, Increase, Accrued Interest																		$ 16,000
Debt Conversion, Converted Instrument, Shares Issued | shares																		112,718
iHeart Media Note Payable [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Notes issued																$ 1,975,000
Debt Instrument, Increase, Accrued Interest																$ 54,000
Debt Conversion, Converted Instrument, Shares Issued | shares																528,195
2020 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio								67
Liabilities, Fair Value Adjustment																									4,901,000
Interest rate per month								0.18%
Notes issued								$ 26,800,000
Debt Instrument, Maturity Date								Jun. 19, 2022
Interest Rate, Effective Percentage								0.72%
2020 Convertible Promissory Notes | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares								30,000,000
2021 Convertible Promissory Notes
Debt Instrument [Line Items]
Interest expense																							0		0
Notes issued					$ 29,420,000
Debt Conversion, Original Debt, Due Date of Debt, Month and Year					2023-11
Notes outstanding																					0
Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Amortization of Debt Discount (Premium)	$ 675,000										$ 675,000										315,000		94,000
Interest expense																							1,750,000
Notes issued	$ 75,000,000										$ 75,000,000
Debt Instrument, Maturity Date	Oct. 07, 2023										Oct. 07, 2023	Oct. 07, 2023
Interest Rate, Effective Percentage	13.91%										13.91%
Debt Instrument, Fee Amount	$ 3,375,000										$ 3,375,000										4,125,000							$ 3,375,000
Debt Instrument, Annual Principal Payment	25,000,000										25,000,000
Interest Costs Capitalized	607,000										607,000
Amortization of debt issuance costs																					282,000		86,000
Debt Instrument, Increase, Accrued Interest																					$ 1,576,000		$ 471,000
Debt Instrument, Payment Terms																					The 2021 Credit Agreement requires mandatory repayments in the event of either (1) an acceptable SPAC transaction or acceptable primary equity issuance with a valuation of Getaround’s equity interests of at least $1.0 billion is not consummated on or prior to October 31, 2022, or (2) if our total revenues as of the last day of any fiscal quarter ending on or after September 30, 2022 is below a certain threshold for the last twelve months. Upon either event, Getaround is required to repay 4.17% (8.34% for the first month following a transaction consummation event or for the first two months following a revenue threshold event) of the principal amount outstanding as of the date of the event payable monthly on the first business day of the immediately following month and continuing until the maturity date. Subsequent compliance after the initial event will not alter the monthly mandatory repayment obligation.		The loan agreement requires mandatory repayments if either (1) an acceptable SPAC transaction or acceptable Primary Equity Issuance with a valuation of the Company’s equity interests of at least $1,000,000,000 isn’t consummated on or prior to September 30, 2022, or (2) if the last twelve months (LTM) Net Revenue is below a certain threshold. Upon either event, the Company is required to repay 4.17% of the principal amount outstanding as of the date of the breach payable monthly on the first business day of the immediately following month and continuing until the maturity date. Subsequent compliance after the initial breach will not alter the monthly mandatory repayment obligation.	The loan agreement requires mandatory repayments if either (1) an acceptable SPAC transaction or acceptable Primary Equity Issuance with a valuation of the Company’s equity interests of at least $1,000,000,000 isn’t consummated on or prior to September 30, 2022, or (2) if the last twelve months (LTM) Net Revenue is below a certain threshold. Upon either event, the Company is required to repay 4.17% of the principal amount outstanding as of the date of the breach payable monthly on the first business day of the immediately following month and continuing until the maturity date. Subsequent compliance after the initial breach will not alter the monthly mandatory repayment obligation.
Interest expenses																					$ 5,688,000
Notes outstanding																					75,000,000		$ 75,000,000
Horizon Loan [Member]
Debt Instrument [Line Items]
Debt discount																							620,000
Amortization of Debt Discount (Premium)																						172,000	799,000		35,000
Interest expense																						2,043,000	$ 4,069,000		2,043,000
Notes issued							$ 18,000,000								$ 18,000,000																				$ 18,000,000
Interest Rate, Effective Percentage																							13.88%								13.88%
Line of Credit Facility, Current Borrowing Capacity																																	$ 7,000,000		3,500,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 25,000,000								$ 25,000,000																				$ 25,000,000
Number of current borrowing capacity available																																			2	2
Class of warrants or rights warrants issued during the period units | shares									651,042
Class of warrants or rights warrants issued issue price per warrant | $ / shares									$ 0.37
Warrants and Rights Outstanding									$ 241,000
warrant liability									$ 241,000
Debt Instrument, Periodic Payment																							$ 1,125,000
Debt Instrument, Date of First Required Payment																							Dec. 01, 2024	Dec. 01, 2024
Debt Instrument, Fee Amount	1,875,000										1,875,000												$ 750,000
Debt Instrument, Annual Principal Payment	$ 25,000,000										$ 25,000,000
Notes outstanding																									18,000,000
Horizon Loan [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Date																							Oct. 08, 2021	Oct. 08, 2021
Paycheck Protection Program (PPP) [Member]
Debt Instrument [Line Items]
Interest rate per month																																					1.00%
Interest expense																									$ 47,000
Debt Instrument, Maturity Date																									Apr. 30, 2022	Apr. 30, 2022
Debt Instrument, Fee Amount																																					$ 6,938,000
Short-term debt																									$ 3,469,000
Gain on debt extinguishment				$ 7,017,000
Interest expenses																					32,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member]
Debt Instrument [Line Items]
Notes issued | €																																		€ 4,500,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Notes issued | €																																		3,000,000
Interest Free Period Long Term Debt															1 year
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Notes issued | €																																		1,500,000
Debt Instrument, Annual Principal Payment | €																																		€ 300,000		€ 300,000
Long term debt month of maturity commencement							2021-09								2021-09
Long term debt month of maturity end							2026-06								2026-06
Long term debt bearing fixed interest rate							2.25%								2.25%								2.25%								2.25%			2.25%
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Amendement One To The Loan Agreement [Member]
Debt Instrument [Line Items]
Current portion of long term debt																					895,000		$ 464,000								€ 410,000
Non current portion of long term debt																					4,041,000	4,923,000										€ 4,350,000
Interest expenses																					56,000	$ 30,000	46,000	€ 40,000	4,000	€ 3,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Amendement One To The Loan Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Notes issued | €																													€ 3,000,000	€ 3,000,000				€ 3,000,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Amendement One To The Loan Agreement [Member] | Tranche One [Member] | SubTranche One [Member]
Debt Instrument [Line Items]
Notes issued | €			€ 600,000
Long term debt month of maturity commencement			2022-12
Long term debt month of maturity end			2026-11
Long Term Debt Additional Fixed Interest Rate			0.70%
Debt instrument monthly payment of principal | €														€ 12,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Amendement One To The Loan Agreement [Member] | Tranche One [Member] | Sub Tranche Two [Member]
Debt Instrument [Line Items]
Notes issued | €		€ 2,400,000				€ 2,400,000
Long term debt month of maturity commencement		2022-12				2022-12
Long term debt month of maturity end		2026-11				2026-11
Long Term Debt Additional Fixed Interest Rate			0.70%
Debt instrument additional effective rate of interest		1.44%				1.44%
Debt instrument monthly payment of principal | €			€ 12,000			€ 49,000						€ 49,000
Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member] | Amendement One To The Loan Agreement [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Notes issued | €														€ 1,500,000																		€ 75,000
Long term debt month of maturity commencement														2021-09
Long term debt month of maturity end														2026-06
Bridge Loans [Member]
Debt Instrument [Line Items]
Interest expense																					0
Bridge Loans [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes issued																					$ 50,000,000
Debt Instrument, Maturity Date																					May 01, 2024
Interest Rate, Effective Percentage																					1.85%								1.85%
Debt Instrument, Fee Amount																					$ 31,800,000
Individually Immaterial Counterparties [Member] | 2021 Convertible Promissory Notes
Debt Instrument [Line Items]
Notes issued					$ 50,000,000
Maximum Additional Promotion Commitment [Member] | Within 18 Months From The Effective Date [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Notes issued																																								$ 11,500,000
Percentage of commitment value in cash																																								22.50%
Minimum Commitment Tranche [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Notes issued																																						$ 376,000	$ 1,534,000
Prepaid Expense																																							$ 452,000
Long-Term Debt																							99,000		99,000
Minimum Commitment Tranche [Member] | Advertising [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, amount utilized																							3,333,000
Initial Promotion Commitment Tranche [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt																			1,492,000
Minimum commitment tranche																																								$ 3,500,000
Prepaid Expense																																								599,000
Debt discount																																								49,000
Amortization of Debt Discount (Premium)																									33,000
Interest expense																							6,000		28,000
Additional Promotion Commitment Tranche [Member] | Within 18 Months From The Effective Date [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt																			$ 2,008,000
Minimum commitment tranche																																								3,500,000
Prepaid Expense																																								$ 452,000
Subsequent Event [Member] | Horizon Loan [Member]
Debt Instrument [Line Items]
Interest rate per month																											10.50%
Notes issued																											$ 1,041,667
Debt Instrument, Maturity Date																											Dec. 01, 2024
Debt Instrument, Periodic Payment																							$ 1,125,000
Subsequent Event [Member] | Bridge Loans [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes issued																				$ 3,559,985
Debt Instrument, Maturity Date																				May 31, 2024
Interest Rate, Effective Percentage																				1.85%
Minimum [Member] | 2020 Convertible Promissory Notes | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 30,000,000
Minimum [Member] | 2021 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio					80
Maximum [Member] | 2021 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio					85
Maximum [Member] | Prêt Garanti par l'État Loan [member] | Covid Nineteen [Member]
Debt Instrument [Line Items]
Long term debt period of maturity																					6 years								6 years
Interest Free Period Long Term Debt																							6 years	6 years
Maximum [Member] | Subsequent Event [Member] | Bridge Loans [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes issued																				$ 50,000,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Subordinated Debt										$ 100,000
Subordinated Borrowing, Interest Rate										15.00%
Debt Instrument, Convertible, Conversion Ratio										80
proceeds in exchange for issuance of Securities																	$ 63,095,000
related-party note payable																		$ 3,500,000							0
Liabilities, Fair Value Adjustment																									14,909,000
Convertible Debt, Fair Value Disclosures																									78,004,000
Series E1 Convertible Redeemable Preferred Stock [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount																									56,609,000
Warrants To Purchase Series E3 Convertible Redeemable Preferred Stock [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount																									$ 21,395,000
If equity goes below the threshold limit [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Company's equity interests																					$ 1,000,000,000		$ 1,000,000,000
Percentage of repayment in principal amount outstanding																					4.17%								4.17%
If the last twelve months (LTM) Net Revenue is below a certain threshold [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Percentage of repayment in principal amount outstanding																							4.17%								4.17%
Mandatory repayment term one [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Company's equity interests																					$ 1,000,000,000
Percentage of repayment shall be applied pro rata basis																					100.00%		100.00%	100.00%
Repayments of Long-Term Debt																					$ 40,000,000		$ 40,000,000
Mandatory repayment term one [Member] | Maximum [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Company's equity interests																							$ 1,000,000,000
Mandatory repayment term two [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Percentage of repayment shall be applied pro rata basis																					100.00%		100.00%	100.00%
Mandatory repayment term three [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Percentage of repayment shall be applied pro rata basis																					100.00%
Threshold limit on sale of any asset per transaction or series of related transactions																					$ 1,000,000
Threshold limit on sale of any asset or series of related transactions during the period																					$ 5,000,000
Mandatory repayment term five [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Percentage of repayment shall be applied pro rata basis																					100.00%		100.00%	100.00%
Threshold limit on proceeds from any recovery event																					$ 1,000,000		$ 1,000,000
Mandatory repayment not required if replace or restore any properties or assets during the period																							180 days	180 days
Threshold days required to utilised the net cash proceeds received																							180 days	180 days
Debt insstrument, Principal balance [Member] | Paycheck Protection Program (PPP) [Member]
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness				6,938,000									$ 6,938,000
Debt instrument, Accrued Interest [Member] | Paycheck Protection Program (PPP) [Member]
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness				$ 79,000									$ 79,000
Debt Instrument, Redemption, Period One [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Interest rate per month	10.00%										10.00%
Debt Instrument, Redemption, Period Two [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Interest rate per month	11.00%										11.00%
Debt Instrument, Redemption, Period Three [Member] | Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Interest rate per month	12.00%										12.00%
Percentage of repayment shall be applied pro rata basis																							100.00%	100.00%
Threshold limit on sale of any asset per transaction or series of related transactions																							$ 1,000,000
Threshold limit on sale of any asset or series of related transactions during the period																							$ 5,000,000
Threshold days required to purchase assets, other than inventory and working capital on net sale proceeds																							180 days	180 days